CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2013 Corporate Bond ETF (“BSCD”)
Guggenheim BulletShares 2014 Corporate Bond ETF (“BSCE”)
Guggenheim BulletShares 2015 Corporate Bond ETF (“BSCF”)
Guggenheim BulletShares 2016 Corporate Bond ETF (“BSCG”)
Guggenheim BulletShares 2017 Corporate Bond ETF (“BSCH”)
Guggenheim BulletShares 2018 Corporate Bond ETF (“BSCI”)
Guggenheim BulletShares 2019 Corporate Bond ETF (“BSCJ”)
Guggenheim BulletShares 2020 Corporate Bond ETF (“BSCK”)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (“BSJD”)
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (“BSJE”)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (“BSJF”)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (“BSJG”)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (“BSJH”)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (“BSJI”)
Guggenheim Spin-Off ETF (“CSD”)
Guggenheim Multi-Asset Income ETF (“CVY”)
Guggenheim Mid-Cap Core ETF (“CZA”)
Guggenheim Defensive Equity ETF (“DEF”)
Guggenheim BRIC ETF (“EEB”)
Guggenheim Enhanced Core Bond ETF (“GIY”)
Guggenheim Enhanced Short Duration Bond ETF (“GSY”)
Guggenheim S&P Global Dividend Opportunities Index ETF (“LVL”)
Guggenheim Insider Sentiment ETF (“NFO”)
Guggenheim Raymond James SB-1 Equity ETF (“RYJ”)
Wilshire Micro-Cap ETF (“WMCR”)
Wilshire US REIT ETF (“WREI”)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Guggenheim S&P Global Water Index ETF (“CGW”)
Guggenheim China Technology ETF (“CQQQ”)
Guggenheim Timber ETF (“CUT”)
Guggenheim Canadian Energy Income ETF (“ENY”)
Guggenheim Frontier Markets ETF (“FRN”)
Guggenheim China Small Cap ETF (“HAO”)
Guggenheim International Multi-Asset Income ETF (“HGI”)
Guggenheim Shipping ETF (“SEA”)
Guggenheim Solar ETF (“TAN”)
Guggenheim China Real Estate ETF (“TAO”)
Guggenheim China All-Cap ETF (“YAO”)

Supplement to the currently effective Prospectus and Statement of Additional Information (the “SAI”) for the above-listed Funds:

The administrator to Claymore Exchange-Traded Fund Trust and Claymore Exchange Traded Fund Trust 2 has been changed from Guggenheim Funds Investment Advisors, LLC to Rydex Fund Services, LLC (“RFS”). The address of RFS is:

Rydex Fund Services, LLC
805 King Farm Boulevard
Rockville, Maryland 20850

All references to the administrator and its address in the Prospectus and SAI of each Fund are hereby revised to reflect this change.

Supplement to the currently effective Summary Prospectus, Prospectus and SAI for BSCD, BSCE, BSCF, BSCG, BSCH, BSCI, BSCJ, BSCK, BSJD, BSJE, BSJF, BSJG, BSJH and BSJI:

References to the full name of each Fund’s respective index are hereby changed to add “NASDAQ” before the word “BulletShares.”

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

July 15, 2013	ETFCLO-SUP4